Securities - Summary of Debt Securities by Risk Rating (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Debt securities	$ 311,908	$ 237,638
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	311,906	237,637
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	308,909	235,475
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,998	2,163
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	1
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	311,653	237,584
Allowance for credit losses on debt securities at amortized cost	2	1
Debt securities, net of allowance	311,651	237,583
Stage 1 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	308,909	235,475
Stage 1 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,744	2,109
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	255	54
Debt securities, net of allowance	255	54
Stage 2 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	254	$ 54
Stage 2 [member] | Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	$ 1